Reverse recapitalization (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Schedule Of Identifiable Net Assets Acquired	The amount of GGI’s identifiable net assets of acquired at Closing, were as follows:

Cash and cash equivalents	579,146
Prepaid assets	6,050
Public warrant liability	(40,320)
Private warrant liability	(22,770)
Total GGI identifiable net assets at fair value	522,106

Summary Of Listing Expenses
The net assets of GGI are stated at fair value, with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

Fair value of Polestar[1]	22,183,823
Equity interest in Polestar issued to GGI shareholders	5.1%
Equity interest in Polestar issued to Former Parent shareholders	94.9%
Deemed cost of shares issued by Polestar[1]	1,131,375
GGI identifiable net assets at fair value	522,106
Sponsor and third-party PIPE Cash	236,951
IFRS 2 Listing Expense	372,318
1 - The deemed cost of the shares issued by Polestar was estimated based on the fair value of Polestar at Closing, less an adjustment in respect to the fair value of the earn out rights (discussed below).

Reverse Recapitalization, Share Activity

As of December 31, 2022
Class C-1 Shares	17,920
Class C-2 Shares	10,080
Total Class C Shares	28,000

Class C-1 Shares
As of January 1, 2022	—
Class C-1 Shares issued	40,320
Change in fair value measurement	(22,400)
As of December 31, 2022	17,920

Class C-2 Shares
As of January 1, 2022	—
Class C-2 Shares issued	22,770
Change in fair value measurement	(12,690)
As of December 31, 2022	10,080
The fair value change for Class C Shares are as follows:

	For the year ended December 31,
	2022	2021	2020
Fair value change - Class C-1 Shares	22,400	—	—
Fair value change - Class C-2 Shares	12,690	—	—
Fair value change - Class C Shares	35,090	—	—

Reverse Recapitalization, Summary Of Earn-Out Rights

Earn-out Rights
As of January 1, 2022	—
Earn-out rights issued	1,500,638
Change in fair value measurement	(902,068)
As of December 31, 2022	598,570
The fair value change of earn-out rights are as follows:

	For the year ended December 31,
	2022	2021	2020
Fair value change - Earn-out rights	902,068	—	—